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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stone Harbor Investment Partners LP

Address: 31 West 52/nd/ Street

         16/th/ Floor
         New York, NY 10019



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Wilby

Title:   Chief Investment Officer

Phone:   (212) 548-1200


Signature, Place, and Date of Signing:

  /s/ Peter J. Wilby            New York, NY            August 12, 2011
-----------------------    -----------------------    -------------------
      [Signature]               [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number                   Name
--------------------                   -------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total (000's): $137,368

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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                     Form 13F Information Table - Q1 2011

                                                MARKET   SHARES/                                 VOTING    VOTING    VOTING
                                                 VALUE  PRINCIPAL  SHARES/  INVESTMENT  OTHER   AUTHORITY AUTHORITY AUTHORITY
NAME OF ISSUER        TITLE OF CLASS    CUSIP   (000'S)  AMOUNT   PRINCIPAL DISCRETION MANAGERS  (SOLE)   (SHARED)   (NONE)
--------------       ---------------- --------- ------- --------- --------- ---------- -------- --------- --------- ---------
AES TR III.......... PFD CV 6.75%     00808N202     453     9,200    SH        SOLE       0         9,200     0         0
AIRTRAN HLDGS INC... NOTE 5.250%11/0  00949PAD0   2,157 1,498,000    PRN       SOLE       0     1,498,000     0         0
ALLIANT TECHSYSTEMS
  INC............... NOTE 2.750% 9/1  018804AN4   4,553 4,500,000    PRN       SOLE       0     4,500,000     0         0
AMYLIN
  PHARMACEUTICALS
  INC............... NOTE 3.000% 6/1  032346AF5   3,566 3,935,000    PRN       SOLE       0     3,935,000     0         0
ANGLOGOLD ASHANTI
  HLDGS FIN......... MAND BD CV 13    03512Q206     499    10,000    SH        SOLE       0        10,000     0         0
APACHE CORP......... PFD CONV SER D   37411808    4,822    73,150    SH        SOLE       0        73,150     0         0
ARCHER DANIELS
  MIDLAND CO........ COM              039483102   3,423   113,547    SH        SOLE       0       113,547     0         0
BOSTON PPTYS LTD
  PARTNERSHIP....... NOTE 3.750% 5/1  10112RAG9     591   500,000    PRN       SOLE       0       500,000     0         0
CHARTER
  COMMUNICATIONS
  INC D............. CL A NEW         16117M305  29,653   546,498    SH        SOLE       0       546,498     0         0
COMTECH
  TELECOMMUNICATIONS
  C................. NOTE 3.000% 5/0  205826AF7   3,640 3,450,000    PRN       SOLE       0     3,450,000     0         0
DEX ONE CORP........ COM              25212W100     964   381,075    SH        SOLE       0       381,075     0         0
EARTHLINK INC....... FRNT 3.250%11/1  270321AA0   3,836 3,700,000    PRN       SOLE       0     3,700,000     0         0
EL PASO CORP........ COM              28336L109   1,360    67,321    SH        SOLE       0        67,321     0         0
HARTFORD FINL SVCS
  GROUP INC......... DEP CONV PFD     416515708   1,300    50,050    SH        SOLE       0        50,050     0         0
HERCULES OFFSHORE
  INC............... NOTE 3.375% 6/0  427093AD1   3,180 3,400,000    PRN       SOLE       0     3,400,000     0         0
HOLOGIC INC......... FRNT 2.000%12/1  436440AA9     898   925,000    PRN       SOLE       0       925,000     0         0
INVITROGEN CORP..... NOTE 3.250% 6/1  46185RAM2   7,708 7,228,000    PRN       SOLE       0     7,228,000     0         0
LUCENT TECHNOLOGIES
  INC............... DBCV 2.875% 6/1  549463AG2   3,933 4,400,000    PRN       SOLE       0     4,400,000     0         0
LUCENT TECHNOLOGIES
  INC............... DBCV 2.875% 6/1  549463AH0   1,255 1,285,000    PRN       SOLE       0     1,285,000     0         0
LYONDELLBASELL
  INDUSTRIES N...... SHS - A -        N53745100   3,716    96,463    SH        SOLE       0        96,463     0         0
METLIFE INC......... UNIT 99/99/9999  59156R116   2,209    26,800    SH        SOLE       0        26,800     0         0
MICRON TECHNOLOGY
  INC............... NOTE 1.875% 6/0  595112AH6   2,666 2,730,000    PRN       SOLE       0     2,730,000     0         0
MOLYCORP INC DEL.... PFD CONV SER A   608753208   1,159    10,000    SH        SOLE       0        10,000     0         0
NEWPARK RES INC..... NOTE 4.000%10/0  651718AC2   3,702 3,147,000    PRN       SOLE       0     3,147,000     0         0
ON SEMICONDUCTOR
  CORP.............. NOTE 4/1         682189AE5     973 1,000,000    PRN       SOLE       0     1,000,000     0         0
ON SEMICONDUCTOR
  CORP.............. NOTE 2.625%12/1  682189AG0   6,620 5,750,000    PRN       SOLE       0     5,750,000     0         0
PDL BIOPHARMA INC... NOTE 3.750% 5/0  69329YAC8   3,637 3,000,000    PRN       SOLE       0     3,000,000     0         0
PPL CORP............ UNIT 99/99/9999S 69351T114     932    17,000    SH        SOLE       0        17,000     0         0
QUICKSILVER
  RESOURCES INC..... DBCV 1.875%11/0  74837RAB0   2,570 2,437,000    PRN       SOLE       0     2,437,000     0         0
RADIAN GROUP INC.... NOTE 3.000%11/1  750236AK7     720 1,000,000    PRN       SOLE       0     1,000,000     0         0
RTI INTL METALS INC. NOTE 3.000%12/0  74973WAA5   1,891 1,469,000    PRN       SOLE       0     1,469,000     0         0
SANDISK CORP........ NOTE 1.500% 8/1  80004CAD3   3,657 3,440,000    PRN       SOLE       0     3,440,000     0         0
SAVIENT
  PHARMACEUTICALS
  INC............... NOTE 4.750% 2/0  80517QAA8   2,031 2,000,000    PRN       SOLE       0     2,000,000     0         0
SESI L L C.......... FRNT 1.500%12/1  78412FAH7   2,539 2,500,000    PRN       SOLE       0     2,500,000     0         0
SMITHFIELD FOODS INC NOTE 4.000% 6/3  832248AR9   3,470 2,950,000    PRN       SOLE       0     2,950,000     0         0
TEVA PHARMACEUTICAL
  FIN LLC........... DBCV 0.250% 2/0  88163VAE9   2,369 2,120,000    PRN       SOLE       0     2,120,000     0         0
TYSON FOODS INC..... NOTE 3.250%10/1  902494AP8   5,544 4,275,000    PRN       SOLE       0     4,275,000     0         0
VEECO INSTRS INC DEL COM              922417100     819    16,928    SH        SOLE       0        16,928     0         0
WELLS FARGO & CO NEW PERP PFD CNV A   949746804   5,160     4,870    SH        SOLE       0         4,870     0         0
XILINX INC.......... SDCV 3.125% 3/1  983919AD3   3,192 2,500,000    PRN       SOLE       0     2,500,000     0         0
                                                -------
                                      Total     137,368
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